UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883
                                                     ---------

                    Oppenheimer Rochester Ohio Municipal Fund
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY        VALUE
-----------                                                                      ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--125.6%
OHIO--90.3%
$    40,000   Adams County, OH Valley Local School District(1)                    5.250%    12/01/2021   $     40,061
     15,000   Akron, OH Bath Copley Joint Township Hospital District (Summa
              Health System)(1)                                                   5.375     11/15/2018         15,074
      5,000   Allen County, OH Industrial Devel. Revenue
              (Kmart Corp.)(1)                                                    6.750     11/15/2008          5,012
     35,000   Ashland County, OH Health Care Facilities (Good Shepherd Home
              for the Aged)(1)                                                    6.050     12/15/2019         33,244
     30,000   Ashland County, OH Multifamily Mtg. (Ashland Assisted Living)(1)    8.000     11/01/2029         29,558
     10,000   Athens County, OH Community Mental Health (Kevin Coleman
              Foundation/Mahoning County Chemical Obligated Group)(1)             6.000     03/01/2013         10,023
     25,000   Athens County, OH Multifamily (Athens Health Partners)(1)           7.000     09/01/2013         24,622
     10,000   Auglaize County, OH (Lake Pleasant Central School)(1)               7.000     12/01/2011         10,039
    100,000   Blue Ash, OH Tax Increment Financing (Duke Realty)(1)               5.000     12/01/2035         85,316
    250,000   Bristol, OH Local School District(1)                                5.250     12/01/2020        252,155
  2,320,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)        5.125     06/01/2024      2,104,704
  7,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)           5.875     06/01/2047      5,855,920
  5,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)           6.500     06/01/2047      4,568,550
 53,300,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)           7.501(2)  06/01/2052      1,562,756
      5,000   Canal Winchester, OH GO(1)                                          6.000     11/15/2013          5,066
  2,980,000   Centerville, OH Health Care (Bethany Lutheran Village)(1)           5.750     11/01/2022      2,751,076
     60,000   Clermont County, OH Hospital Facilities (Mercy Health System)(1)    5.625     09/01/2021         60,934
    155,000   Cleveland, OH Airport (Continental Airlines)(1)                     5.375     09/15/2027        103,480
      5,000   Cleveland, OH Airport (Continental Airlines)(1)                     5.500     12/01/2008          4,933
    275,000   Cleveland, OH Airport (Continental Airlines)(1)                     5.700     12/01/2019        210,147
    410,000   Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside
              Apartments)(3)                                                      7.000     06/01/2018        414,490
    225,000   Cleveland-Cuyahoga County, OH Port Authority (Myers
              University)(1)                                                      5.600     05/15/2025        217,481
    150,000   Cleveland-Cuyahoga County, OH Port Authority (Perrysburg)(1)        4.800     11/15/2035        122,570
    155,000   Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)(1)    5.750     05/15/2020        149,880
    360,000   Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)(1)    5.800     05/15/2027        334,526
      5,000   Coldwater Village, OH School District(1)                            5.350     12/01/2011          5,054
     20,000   Columbus, OH Regional Airport Authority(1)                          5.000     11/20/2035         18,459


                 1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY        VALUE
-----------                                                                      ------     ----------   ------------
$ 1,250,000   Columbus-Franklin County, OH Finance Authority, Series A(1)         6.000%    05/15/2035   $  1,216,588
    100,000   Cuyahoga County, OH Health Care Facilities (Menorah Park Center
              for Senior Living)(1)                                               6.600     02/15/2018        100,003
     70,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)                               6.700     08/15/2028         68,727
     25,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)                               6.800     02/15/2035         24,716
     45,000   Cuyahoga County, OH Hospital (Cleveland Clinic)(1)                  5.125     01/01/2029         45,727
     35,000   Cuyahoga County, OH Hospital (Metro Health System)(1)               5.125     02/15/2013         35,411
     25,000   Cuyahoga County, OH Hospital (Metro Health System)(1)               5.125     02/15/2015         25,294
     35,000   Cuyahoga County, OH Hospital (Metro Health System)(1)               5.125     02/15/2017         35,411
    105,000   Cuyahoga County, OH Hospital (Metro Health System)(1)               5.250     02/15/2019        106,059
     10,000   Cuyahoga County, OH Hospital (Metro Health System)(1)               5.375     02/15/2012         10,120
    420,000   Cuyahoga County, OH Hospital (Metro Health System)(1)               5.500     02/15/2027        423,520
     10,000   Cuyahoga County, OH Hospital (W.O. Walker Center)(1)                5.000     01/01/2023         10,078
  1,290,000   Cuyahoga County, OH Hospital Facilities (Canton)(1)                 7.500     01/01/2030      1,367,993
     10,000   Cuyahoga County, OH Hospital Facilities
              (UHHS-CSAHS-Cuyahoga/CSAHS-UHHS-Canton Obligated Group)(1)          6.750     01/01/2010         10,338
     55,000   Cuyahoga County, OH Hsg. (Rockefeller Park)(1)                      5.750     01/20/2029         55,057
     85,000   Cuyahoga County, OH Mtg. (Osborn Apartments)(1)                     5.350     05/20/2018         85,019
  3,000,000   Cuyahoga County, OH Multifamily (Allerton Apartments)               5.400     08/20/2048      2,772,750
     50,000   Cuyahoga County, OH Multifamily (Livingston Park)(1)                5.350     09/20/2027         49,652
     25,000   Cuyahoga County, OH Utility System (The Medical Center
              Company)(1)                                                         5.800     08/15/2009         25,092
    525,000   Cuyahoga County, OH Utility System (The Medical Center
              Company)(1)                                                         5.850     08/15/2010        526,969
    225,000   Dayton, OH Airport (James M. Cox)(1)                                5.250     12/01/2023        222,183
     20,000   Dayton, OH Airport (James M. Cox)(1)                                5.350     12/01/2032         19,209
     75,000   Dayton, OH City School District (Administrative Facility)(1)        5.150     12/01/2023         75,965
     75,000   Dayton, OH Special Facilities (EAFC/EWA Obligated Group)(1)         5.625     02/01/2018         76,600
     25,000   Delaware County, OH Library District(1)                             5.300     11/01/2010         25,052
    100,000   Erie County, OH Hospital Facilities (Firelands Regional Medical
              Center)(1)                                                          5.500     08/15/2022        101,373
    265,000   Fairfield County, OH Hospital Improvement (Lancaster-Fairfield
              Community Hospital)(1)                                              5.500     06/15/2021        266,760
     25,000   Finneytown, OH Local School District(1)                             5.800     12/01/2024         25,539


                 2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY        VALUE
-----------                                                                      ------     ----------   ------------
$    10,000   Franklin County, OH Health Care Facilities (Friendship Village      5.250%    08/15/2018   $      9,007
              of Columbus)(1)
     55,000   Franklin County, OH Health Care Facilities (Friendship Village
              of Columbus)(1)                                                     5.375     08/15/2028         47,715
     15,000   Franklin County, OH Health Care Facilities (Friendship Village
              of Columbus)(1)                                                     5.375     08/15/2028         13,013
      5,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)                          5.400     07/01/2010          5,056
     10,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)                          5.500     07/01/2011         10,059
     15,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)                          5.500     07/01/2017         14,734
     20,000   Franklin County, OH Industrial Devel. (FMC Corp.)(1)                7.125     10/01/2009         20,062
     80,000   Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)(1)               5.550     11/20/2017         80,682
     20,000   Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)(1)               5.650     11/20/2022         20,114
     55,000   Franklin County, OH Mtg. (Gateway Apartment Homes)(1)               5.800     12/20/2028         56,029
    160,000   Franklin County, OH Mtg. (Villas at St. Therese)(1)                 5.500     07/01/2021        160,059
     35,000   Franklin County, OH Multifamily Hsg, (Country Ridge
              Apartments)(1)                                                      5.750     10/20/2017         35,416
     25,000   Franklin County, OH Multifamily Hsg. (Hamilton Creek)(1)            5.550     07/01/2024         24,999
     40,000   Franklin County, OH Revenue (New Lincoln Lodge)(1)                  6.850     02/01/2035         41,440
    250,000   Glenwillow Village, OH GO(1)                                        5.000     12/01/2026        256,905
    225,000   Glenwillow Village, OH GO(1)                                        5.875     12/01/2024        235,937
    197,500   Greene County, OH Economic Devel. (YMCA)(1)                         6.000     12/01/2023        178,453
     55,000   Greene County, OH University Hsg. (Central State University)(1)     5.100     09/01/2035         43,113
     55,000   Greene County, OH University Hsg. (Central State University)(1)     5.375     09/01/2022         50,009
     35,000   Greene County, OH University Hsg. (Central State University)(1)     5.625     09/01/2032         30,224
  2,500,000   Grove City, OH Tax Increment Financing(1)                           5.375     12/01/2031      2,029,200
     10,000   Hamilton County, OH Hospital Facilities (Children's Hospital
              Medical Center)(1)                                                  5.000     05/15/2013         10,015
     49,000   Heath City, OH School District(1)                                   6.375     12/01/2027         50,577
  5,000,000   Hickory Chase, OH Community Authority Infrastructure Improvement    7.000     12/01/2038      4,965,350
    250,000   Huron County, OH Hospital Facilities (Fisher-Titus)(1)              5.250     12/01/2037        240,575
  1,775,000   Jeffrey Place, OH New Community Authority (Jeffrey Place
              Redevel.)(1)                                                        5.000     12/01/2032      1,433,650
     10,000   Lake County, OH Hospital Facilities (Lake Hospital System)(1)       5.000     08/15/2023         10,140
    500,000   Lake County, OH Hospital Facilities (Lake Hospital System)          6.000     08/15/2043        489,495
     20,000   Lake County, OH Sewer District Improvements(1)                      6.250     12/01/2014         20,065


                 3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY        VALUE
-----------                                                                      ------     ----------   ------------
$     5,000   Lakewood, OH GO(1)                                                  5.125%    12/01/2017   $      5,100
     85,000   Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)(1)                6.375     07/15/2019         85,798
     10,000   Lorain County, OH Health Care Facilities (Kenal at Oberlin)(1)      5.250     02/01/2021          9,891
     10,000   Lorain County, OH Hospital (Catholic Healthcare Partners)(1)        5.375     10/01/2030         10,073
    775,000   Lorain County, OH Hospital (Catholic Healthcare Partners)(1)        5.500     09/01/2027        787,044
     75,000   Lorain County, OH Hospital (Catholic Healthcare Partners)(1)        5.625     09/01/2014         76,668
     20,000   Lorain County, OH Hospital (Catholic Healthcare Partners)(1)        5.625     09/01/2016         20,446
     15,000   Lorain County, OH Hospital (Catholic Healthcare Partners)(1)        5.625     09/01/2017         15,335
  2,000,000   Lorain County, OH Hospital (EMH Regional Medical Center)(3)         5.500(4)  11/01/2021      2,000,000
    215,000   Lorain County, OH Port Authority (Alumalloy LLC)(1)                 6.000     11/15/2025        195,646
     20,000   Lorain, OH GO(1)                                                    5.650     12/01/2015         20,250
     40,000   Lorain, OH Sewer System(1)                                          5.400     04/01/2009         40,105
    225,000   Lucas County, OH GO(1)                                              6.500     12/01/2016        227,945
    110,000   Lucas County, OH Hospital (Toledo Hospital/Flower
              Hospital/Promedica Continuing Care Services Corp. Obligated
              Group)(1)                                                           5.375     11/15/2023        110,937
     10,000   Madison County, OH Multifamily Hsg. (Madison Health Partners)(1)    8.500     02/01/2027         10,002
     80,000   Mahoning County, OH Hospital Facilities (Forum Health Obligated
              Group)(1)                                                           5.000     11/15/2025         76,940
    735,000   Mahoning County, OH Hospital Facilities (Forum Health Obligated
              Group)(1)                                                           6.000     11/15/2032        649,946
  1,000,000   Maple Heights, OH City School District COP(1)                       6.000     11/01/2028      1,048,580
    170,000   Marblehead, OH GO (Island View Waterline)(1)                        5.250     12/01/2026        172,535
      5,000   Medina, OH City School District(1)                                  5.000     12/01/2018          5,031
     45,000   Meigs County, OH Industrial Devel. Revenue (Meigs
              Convalescent)(1)                                                    8.250     12/01/2016         45,410
     15,000   Miami County, OH Multifamily Hsg. (Terrace Ridge Apartments)(1)     6.900     12/01/2008         15,021
     50,000   Middleburg Heights, OH Hospital (SWGHC/SWCHS Obligated Group)(1)    5.750     08/15/2021         51,109
     80,000   Montgomery County, OH Multifamily Hsg. (Creekside Villas)(1)        6.000     09/01/2031         80,270
    100,000   Montgomery County, OH Sewer (Greater Moraine-Beaver Creek)(1)       5.600     09/01/2011        100,448
    120,000   Muskingum County, OH Hospital Facilities
              (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)(1)     5.400     12/01/2016        120,859
    170,000   Muskingum County, OH Hospital Facilities (FSCCHM)(1)                5.375     02/15/2012        170,366
    325,000   New Carlisle, OH (Twin Creek)(1)                                    6.125     11/01/2026        344,422


                 4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY        VALUE
-----------                                                                      ------     ----------   ------------
$    30,000   North Canton, OH Health Care Facilities (Waterford at St.
              Luke)(1)                                                            5.800%    11/15/2028   $     26,821
    700,000   OH Air Quality Devel. Authority (Fostoria Ethanol)(1)               8.500     02/01/2020        659,610
    440,000   OH Air Quality Devel. Authority (JMG Funding)(1)                    5.625     10/01/2022        440,871
    805,000   OH Air Quality Devel. Authority (JMG Funding)(1)                    5.625     01/01/2023        806,594
    700,000   OH Air Quality Devel. Authority (Marion Ethanol)(1)                 8.500     02/01/2020        659,610
      5,000   OH Capital Corp. for Hsg. (Section 8 Asst. Hsg.)(1)                 6.000     07/01/2015          5,006
    200,000   OH Economic Devel. (Astro Instrumentation)(1)                       5.450     06/01/2022        202,816
     15,000   OH Economic Devel. (Ohio Enterprise Bond Fund)(1)                   5.150     12/01/2017         15,247
     35,000   OH Environmental Facilities (Ford Motor Company)(1)                 5.950     09/01/2029         25,217
     65,000   OH Environmental Facilities (Ford Motor Company)(1)                 6.150     06/01/2030         47,863
      5,000   OH Federal Hocking Local School District(1)                         6.375     12/01/2018          5,008
    180,000   OH Greater Cincinnati Elderly Hsg. Finance Corp. (Cambridge
              Apartments)(1)                                                      6.600     08/01/2025        185,810
    260,000   OH HFA(1)                                                           5.250     09/01/2030        260,000
     15,000   OH HFA (Beehive/Doan Obligated Group)(1)                            5.950     01/15/2026         15,140
  1,850,000   OH HFA (Michaelmas Apartments)                                      5.600     10/20/2042      1,872,718
     10,000   OH HFA (Oakleaf Village)(1)                                         5.700     09/01/2026         10,005
     40,000   OH HFA (Residential Mtg.)(1)                                        5.350     09/01/2018         40,382
     80,000   OH HFA (Residential Mtg.)(1)                                        5.400     09/01/2029         79,296
     45,000   OH HFA (Residential Mtg.)(1)                                        5.550     09/01/2019         45,922
      5,000   OH HFA (Single Family Mtg.)(1)                                      5.750     04/01/2016          5,006
    135,000   OH HFA (Wind River Apartments)(1)                                   5.550     11/01/2018        135,956
     20,000   OH HFA (Wind River Apartments)(1)                                   5.650     05/01/2032         20,020
     15,000   OH HFA, Series A-1(1)                                               5.400     09/01/2029         14,868
  1,000,000   OH Higher Educational Facility (Otterbein College)(5)               5.500     12/01/2028        977,180
     30,000   OH Higher Educational Facility (Xavier University)(1)               5.350     11/01/2008         30,078
    200,000   OH Pollution Control (General Motors Corp.)(1)                      5.625     03/01/2015        168,668
    850,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage)(1,6)     14.500     07/01/2028        252,960
    100,000   OH Port Authority of Columbiana Solid Waste (Liberty Waste
              Transportation)(1)                                                  7.125     08/01/2025         97,235
  2,000,000   OH RiverSouth Authority (Lazarus Building Redevel.)(1)              5.750     12/01/2027      1,898,000
     50,000   OH Sewage & Solid Waste Disposal (Anheuser Busch)(1)                6.000     07/01/2035         50,700
    195,000   OH Solid Waste (General Motors Corp.)(1)                            6.300     12/01/2032        142,180
    600,000   OH Solid Waste Disposal (USG Corp.)(1)                              5.600     08/01/2032        508,668
    950,000   OH Solid Waste Disposal (USG Corp.)(1)                              5.650     03/01/2033        809,581
    215,000   OH Solid Waste Disposal (USG Corp.)(1)                              6.050     08/01/2034        192,894
    250,000   OH Western Reserve Port Authority Solid Waste Facility (Central
              Waste)(1)                                                           6.350     07/01/2027        228,133
    500,000   Orange Village, OH GO(1)                                            5.500     12/01/2027        509,470
    390,000   Orange Village, OH GO (Chagrin)(1)                                  5.250     12/01/2024        392,886


                 5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY        VALUE
-----------                                                                      ------     ----------   ------------
$   320,000   Parma, OH GO(1)                                                     5.000%    12/01/2026   $    321,136
     50,000   Pike County, OH Hospital Facilities (Pike Health Services)(1)       6.750     07/01/2017         49,817
     15,000   Pleasant, OH Local School District(1)                               5.100     12/01/2018         15,021
    225,000   Port of Greater Cincinnati, OH Devel. Authority (Public Parking
              Infrastructure)(1)                                                  6.400     02/15/2034        224,276
     10,000   Ravenna, OH GO(1)                                                   6.300     02/01/2013         10,020
     25,000   Scioto County, OH Marine Terminal Facility (Norfolk & Western
              Railway Company)(1)                                                 5.300     08/15/2013         25,475
     20,000   Seven Hills, OH GO(1)                                               6.250     12/01/2020         21,124
     20,000   Sheffield, OH GO(1)                                                 7.250     12/01/2011         20,040
      5,000   Springboro, OH Special Assessment(1)                                6.250     12/01/2014          5,116
     25,000   Springboro, OH Special Assessment (Pioneer Blvd.)(1)                6.350     12/01/2014         25,041
     15,000   Stark County, OH Health Care Facilities (Rose Lane)(1)              5.400     07/20/2028         15,169
    470,000   Summit County, OH Port Authority                                    6.500     05/15/2039        459,312
     35,000   Toledo, OH GO(1)                                                    6.350     12/01/2025         35,493
     60,000   Toledo, OH Multifamily Hsg. (Commodore Perry)(1)                    5.400     12/01/2023         59,966
     95,000   Toledo, OH Multifamily Hsg. (Commodore Perry)(1)                    5.450     12/01/2028         93,218
      5,000   Toledo, OH Multifamily Hsg. (Hillcrest Apartments)(1)               5.250     12/01/2018          5,010
    130,000   Toledo, OH Multifamily Hsg. (Hillcrest Apartments)(1)               5.300     12/01/2028        124,978
    275,000   Toledo-Lucas County, OH Port Authority(1)                           5.500     05/15/2020        244,725
  2,680,000   Toledo-Lucas County, OH Port Authority (Crocker Park)(1)            5.375     12/01/2035      2,515,716
    290,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)(1)          5.125     11/15/2025        259,373
    150,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)(1)          5.400     05/15/2019        143,510
    995,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)(1)          6.000     11/15/2027        946,315
     50,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)(1)          6.375     11/15/2032         49,417
    170,000   Toledo-Lucas County, OH Port Authority (Preston)(1)                 4.800     11/15/2035        138,912
  1,000,000   Toledo-Lucas County, OH Port Authority (Town Square at Levis
              Commons)(1)                                                         5.400     11/01/2036        939,970
  1,120,000   Trumball County, OH Multifamily Hsg. (Royal Mall Apartments)        5.000     05/20/2049        988,232
  3,000,000   Tuscarawas County, OH (Union Hospital Assoc.)(1)                    6.500     10/01/2021      3,002,820
     10,000   Warren, OH Waterworks(1)                                            5.000     11/01/2022         10,055
     40,000   Waynesville, OH Health Care Facilities (Quaker Heights)(1)          5.600     02/20/2032         40,917
                                                                                                          -----------
                                                                                                           66,509,198

U.S. POSSESSIONS--35.3%
    250,000   Northern Mariana Islands Commonwealth, Series A(1)                  5.000     06/01/2030        206,113
  2,700,000   Puerto Rico Aqueduct & Sewer Authority                              6.000     07/01/2044      2,830,329
     10,000   Puerto Rico Commonwealth GO(1)                                      5.125     07/01/2031          9,577
  1,900,000   Puerto Rico Commonwealth GO(5)                                      6.000     07/01/2027      1,990,212
    100,000   Puerto Rico Commonwealth GO(5)                                      6.000     07/01/2028        104,512


                 6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY        VALUE
-----------                                                                      ------     ----------   ------------
$ 4,000,000   Puerto Rico Electric Power Authority, Series UU(7)                  2.507%(4) 07/01/2031   $  3,196,004
     25,000   Puerto Rico HFC(1)                                                  5.100     12/01/2018         25,050
     60,000   Puerto Rico HFC (Homeowner Mtg.)(1)                                 5.200     12/01/2032         60,496
     90,000   Puerto Rico IMEPCF (American Airlines)(1)                           6.450     12/01/2025         48,767
    275,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        5.600     10/01/2014        272,902
    765,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.250     10/01/2024        739,564
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.500     10/01/2037      2,022,650
  1,580,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.375     02/01/2019      1,572,369
     50,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     5.500     07/01/2017         50,479
    190,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     5.500     07/01/2026        191,554
     20,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     6.250     07/01/2016         20,057
     10,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)                 6.500     07/01/2012          9,926
     75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)(1)      5.750     06/01/2029         58,587
     30,000   Puerto Rico Municipal Finance Agency, Series A(1)                   5.500     07/01/2017         30,290
  2,085,000   Puerto Rico Port Authority (American Airlines), Series A(1)         6.250     06/01/2026      1,129,966
    100,000   Puerto Rico Port Authority, Series D(1)                             6.000     07/01/2021        100,364
     35,000   Puerto Rico Port Authority, Series D(1)                             7.000     07/01/2014         35,170
     15,000   Puerto Rico Public Buildings Authority(1)                           5.125     07/01/2024         14,624
 11,000,000   Puerto Rico Sales Tax Financing Corp., Series A(7)                  2.855(4)  08/01/2057      8,624,000
  2,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 4.700     07/01/2022      1,702,000
    335,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 6.125     07/01/2022        329,905
     25,000   V.I. Public Finance Authority, Series A(1)                          5.500     10/01/2022         25,245
    500,000   V.I. Public Finance Authority, Series A(1)                          5.625     10/01/2025        501,995
     50,000   V.I. Water & Power Authority(1)                                     5.300     07/01/2021         48,065
                                                                                                         ------------
                                                                                                           25,950,772
                                                                                                         ------------
TOTAL INVESTMENTS, AT VALUE (COST $101,003,908)-125.6%                                                     92,459,970
                                                                                                         ------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(25.6)                                                              (18,845,371)
                                                                                                         ------------
NET ASSETS-100.0%                                                                                        $ 73,614,599
                                                                                                         ============

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $2,414,490, which represents 3.28% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

6.   Issue is in default. See accompanying Notes.

7. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care


                 7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

COP       Certificates of Participation
CSAHS     The Sisters of Charity of St. Augustine Health System
EAFC      Emery Air Freight Corp.
EMH       Elmhurst Memorial Hospital
EWA       Emery Worldwide Airlines
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry
GO        General Obligation
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community
          Facilities
PP        Professionals PRN, Inc.
ROLs      Residual Option Longs
SSNH      Sunny Slope Nursing Home
SWCHS     Southwest Community Health System
SWGHC     Southwest General Health Center
TASC      Tobacco Settlement Asset-Backed Bonds
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                 INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                IN SECURITIES     INSTRUMENTS*
---------------------------------------------   -------------   ---------------
Level 1 - Quoted Prices                          $        --          $--
Level 2 - Other Significant Observable Inputs     92,459,970           --
Level 3 - Significant Unobservable Inputs                 --           --
                                                 -----------          ---
    TOTAL                                        $92,459,970          $--
                                                 ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                 8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.


                 9 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities         $3,048,554

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $6,592,662 as of June 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2008, municipal bond holdings with a value of $11,820,004 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $8,355,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                    COUPON    MATURITY
PRINCIPAL AMOUNT   INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------------   ---------------------------------------------   --------   --------   ----------
 $    1,145,000    Puerto Rico Electric Power Authority ROLs(3)     4.336%     7/1/31    $  341,004
      5,500,000    Puerto Rico Sales Tax Financing Corp. ROLs(3)    3.720      8/1/57     3,124,000
                                                                                         ----------
                                                                                         $3,465,004
                                                                                         ==========


                 10 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 7-8 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $8,355,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $252,960, representing 0.34% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the period ended June 30, 2008 are as follows:


                 11 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Average Daily Loan Balance    $10,651,648
Average Daily Interest Rate         2.868%
Fees Paid                     $    16,393
Interest Paid                 $    94,305

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $101,123,657
                                 ============
Gross unrealized appreciation    $    304,485
Gross unrealized depreciation      (8,968,172)
                                 ------------
Net unrealized depreciation      $ (8,663,687)
                                 ============


                 12 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008